COMMITMENTS AND CONTINGENCIES (Details) $ / shares in Units, € in Millions		1 Months Ended	12 Months Ended
	Oct. 01, 2018 USD ($)	Nov. 30, 2018 $ / shares shares	Dec. 31, 2019 GBP (£) tax_lease	Dec. 31, 2019 USD ($) tax_lease	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2003 GBP (£) tax_lease	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 EUR (€) plant shares	Dec. 31, 2019 USD ($) plant $ / shares shares	Mar. 03, 2017 shares
Tax lease benefits:
Book value of vessels secured against long-term loans					$ 3,244,291,000					$ 3,135,891,000
Other commitment to pay third party										$ 1,000,000.0
Number of tax leases | tax_lease						6
Gross amount received from tax lease benefit (in GBP) | £						£ 41,000,000
Number of tax leases terminated | tax_lease			5	5
Number of power plants | plant									2	2
Contractual obligation									€ 1.1	$ 913,621,000
Common shares, par value (in dollars per share) | $ / shares					$ 1.00					$ 1.00
Golar Viking Conversion
Tax lease benefits:
Amount received in relation to loss of hire insurance claim				$ 4,000,000.0
Minimum
Tax lease benefits:
Estimate of possible exposure			£ 0	0
Maximum
Tax lease benefits:
Estimate of possible exposure			£ 121,100,000	$ 160,500,000
Golar Partners
Tax lease benefits:
Number of tax leases remaining | tax_lease			1	1
Secured Debt | Margin Loan Facility
Tax lease benefits:
Common units, pledged as collateral | shares					21,226,586				21,226,586	21,226,586	20,852,291
Scenario, Forecast
Tax lease benefits:
Contractual obligation | €							€ 15.0
Scenario, Forecast | Golar Viking Conversion
Tax lease benefits:
Other commitment to pay third party								$ 85,300,000
Avenir LNG Ltd
Tax lease benefits:
Investment company, financial commitment, future amount										$ 18,000,000.0
Avenir LNG Ltd | Stolt-Nielsen Ltd and Höegh LNG Holdings Ltd
Tax lease benefits:
Investment company, committed capital	$ 182,000,000.0
Other Operating Income
Tax lease benefits:
Loss contingency, receivable, proceeds				$ 9,300,000	$ 50,700,000
Founding Partners | Avenir LNG Ltd
Tax lease benefits:
Investment company, financial commitment, future amount										$ 72,000,000.0
Avenir LNG Ltd
Tax lease benefits:
Stock issued during period (in shares) | shares		110,000,000
Common shares, par value (in dollars per share) | $ / shares		$ 1.00